Document and Entity Information	Aug. 26, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-35424
Entity Registrant Name	MECHANICS BANCORP
Entity Central Index Key	0001518715
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-0186600
Entity Address, Address Line One	1111 Civic Drive
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	925
Local Phone Number	482-8000
Title of 12(b) Security	Class A Common Stock, No Par Value
Trading Symbol	MCHB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	HomeStreet, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	601 Union Street,
Entity Address, Address Line Two	Ste. 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101